DECEMBER 19, 2016

SUPPLEMENT TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

DATED MARCH 1, 2016, AS RESTATED AUGUST 10, 2016

AND LAST SUPPLEMENTED OCTOBER 4, 2016

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

1.              Effective December 18, 2016, Sandra Jaffee retired as a Director of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.

2.              Effective immediately, David Palmer, W. Michael Reckmeyer, III and Peter Higgins will no longer serve as Additional Portfolio Managers to The Hartford Capital Appreciation Fund (the “Capital Appreciation Fund”).  Effective immediately, Greg Pool and Tom S. Simon will serve as Additional Portfolio Managers to the Capital Appreciation Fund.  As a result, the Additional Portfolio Managers table for the Capital Appreciation Fund under the heading “PORTFOLIO MANAGERS” is deleted in its entirety and replaced with the following:

Capital Appreciation Fund
Additional Portfolio Managers	Compensation Benchmarks
Michael Carmen	Russell 3000 Growth
Nicolas Choumenkovitch	MSCI ACWI
Don Kilbride	Russell 1000
Greg Pool	Russell 3000
Philip Ruedi	Russell 3000
Tom S. Simon	N/A

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.

December 2016

DECEMBER 19, 2016

SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION

FOR HARTFORD ENVIRONMENTAL OPPORTUNITIES FUND

DATED MARCH 1, 2016, AS SUPPLEMENTED AUGUST 10, 2016

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

Effective December 18, 2016, Sandra Jaffee retired as a Director of The Hartford Mutual Funds, Inc.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.

December 2016

DECEMBER 19, 2016

SUPPLEMENT TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR THE HARTFORD SCHRODERS FUNDS

DATED OCTOBER 21, 2016

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

Effective December 18, 2016, Sandra Jaffee retired as a Director of The Hartford Mutual Funds II, Inc.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.

December 2016